Annual Operating Expenses - FidelitySustainableTargetDateFunds-ComboClassAMCIZPro - FidelitySustainableTargetDateFunds-ComboClassAMCIZPro - Fidelity Sustainable Target Date 2045 Fund	May 30, 2024
Fidelity Advisor Sustainable Target Date 2045 Fund - Class Z
Operating Expenses:
Management fee	0.39%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.40%	[1]
Fidelity Advisor Sustainable Target Date 2045 Fund - Class C
Operating Expenses:
Management fee	0.49%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[2]
Total annual operating expenses	1.50%	[1]
Fidelity Advisor Sustainable Target Date 2045 Fund - Class M
Operating Expenses:
Management fee	0.49%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[2]
Total annual operating expenses	1.00%	[1]
Fidelity Advisor Sustainable Target Date 2045 Fund - Class A
Operating Expenses:
Management fee	0.49%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Total annual operating expenses	0.75%	[1]
Fidelity Advisor Sustainable Target Date 2045 Fund - Class I
Operating Expenses:
Management fee	0.49%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.50%	[1]

[1]	AAdjusted to reflect current fees.
[2]	BFor the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.